Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Cost		¥ 190,678
Investment in associates and joint ventures, beginning balance		201,661		¥ 161,472
Adjustment	[1]	(2,889)
As at 1 January 2019		198,772		161,472
Change of cost		18,590		34,229
Share of profit or loss		9,159		7,745	¥ 7,143
Declared dividends		(3,227)		(2,903)
Other equity movements		1,189		1,118
Provision of impairment		(1,500)
Investment in associates and joint ventures, ending balance		222,983		201,661	¥ 161,472
Accumulated amount of impairment		¥ (2,510)
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[2]	China Guangfa Bank Co., Ltd. ("CGB")
Accounting Method	[2]	Equity Method
Cost	[2]	¥ 45,176
Investment in associates and joint ventures, beginning balance	[2]	72,655
Adjustment	[1],[2]	(2,841)
As at 1 January 2019	[2]	69,814
Share of profit or loss	[2]	5,374
Declared dividends	[2]	(284)
Other equity movements	[2]	276
Investment in associates and joint ventures, ending balance	[2]	¥ 75,180		¥ 72,655
Percentage of equity interest		43.686%	[2]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[3]	Sino-Ocean Group Holding Limited ("Sino-Ocean")
Accounting Method	[3]	Equity Method
Cost	[3]	¥ 11,245
Investment in associates and joint ventures, beginning balance	[3]	12,812
As at 1 January 2019	[3]	12,812
Share of profit or loss	[3]	545
Declared dividends	[3]	(369)
Other equity movements	[3]	(101)
Provision of impairment	[3]	(1,500)
Investment in associates and joint ventures, ending balance	[3]	¥ 11,387		¥ 12,812
Percentage of equity interest		29.59%	[3]	29.59%
Accumulated amount of impairment		¥ (2,510)	[3]	¥ (1,010)
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates		China Life Property & Casualty Insurance Company Limited ("CLP&C")
Accounting Method		Equity Method
Cost		¥ 6,000
Investment in associates and joint ventures, beginning balance		7,963
As at 1 January 2019		7,963
Share of profit or loss		849
Other equity movements		520
Investment in associates and joint ventures, ending balance		¥ 9,332		¥ 7,963
Percentage of equity interest		40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates		COFCO Futures Company Limited ("COFCO Futures")
Accounting Method		Equity Method
Cost		¥ 1,339
Investment in associates and joint ventures, beginning balance		1,501
As at 1 January 2019		1,501
Share of profit or loss		49
Investment in associates and joint ventures, ending balance		¥ 1,550		¥ 1,501
Percentage of equity interest		35.00%		35.00%
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates		Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company")
Accounting Method		Equity Method
Cost		¥ 20,000
Investment in associates and joint ventures, beginning balance		21,387
As at 1 January 2019		21,387
Share of profit or loss		1,146
Declared dividends		(1,104)
Other equity movements		4
Investment in associates and joint ventures, ending balance		¥ 21,433		¥ 21,387
Percentage of equity interest		43.86%		43.86%
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[4]	China United Network Communications Limited ("China Unicom")
Accounting Method	[4]	Equity Method
Cost	[4]	¥ 21,829
Investment in associates and joint ventures, beginning balance	[4]	21,892
Adjustment	[1],[4]	(48)
As at 1 January 2019	[4]	21,844
Share of profit or loss	[4]	453
Declared dividends	[4]	(170)
Other equity movements	[4]	(59)
Investment in associates and joint ventures, ending balance	[4]	¥ 22,068		¥ 21,892
Percentage of equity interest		10.29%	[4]	10.29%
Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[5]	Others
Accounting Method	[5]	Equity Method
Cost	[5]	¥ 29,231
Investment in associates and joint ventures, beginning balance	[5]	23,524
As at 1 January 2019	[5]	23,524
Change of cost	[5]	5,566
Share of profit or loss	[5]	725
Declared dividends	[5]	(460)
Other equity movements	[5]	400
Investment in associates and joint ventures, ending balance	[5]	29,755		¥ 23,524
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		134,820
Investment in associates and joint ventures, beginning balance		161,734
Adjustment	[1]	(2,889)
As at 1 January 2019		158,845
Change of cost		5,566
Share of profit or loss		9,141
Declared dividends		(2,387)
Other equity movements		1,040
Provision of impairment		(1,500)
Investment in associates and joint ventures, ending balance		170,705		161,734
Accumulated amount of impairment		¥ (2,510)
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Joint Ventures		Joy City Commercial Property Fund L.P. (“Joy City”)
Accounting Method		Equity Method
Cost		¥ 6,281
Investment in associates and joint ventures, beginning balance		5,787
As at 1 January 2019		5,787
Share of profit or loss		224
Declared dividends		(162)
Investment in associates and joint ventures, ending balance		¥ 5,849		5,787
Percentage of equity interest		66.67%
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Joint Ventures		Mapleleaf Century Limited (“MCL”)
Accounting Method		Equity Method
Cost		¥ 7,656
Investment in associates and joint ventures, beginning balance		5,741
As at 1 January 2019		5,741
Change of cost		17
Share of profit or loss		(596)
Other equity movements		(22)
Investment in associates and joint ventures, ending balance		¥ 5,140		5,741
Percentage of equity interest		75.00%
Other joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Joint Ventures	[5]	Others
Accounting Method	[5]	Equity Method
Cost	[5]	¥ 41,921
Investment in associates and joint ventures, beginning balance	[5]	28,399
As at 1 January 2019	[5]	28,399
Change of cost	[5]	13,007
Share of profit or loss	[5]	390
Declared dividends	[5]	(678)
Other equity movements	[5]	171
Investment in associates and joint ventures, ending balance	[5]	41,289		28,399
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		55,858
Investment in associates and joint ventures, beginning balance		39,927
As at 1 January 2019		39,927
Change of cost		13,024
Share of profit or loss		18
Declared dividends		(840)
Other equity movements		149
Investment in associates and joint ventures, ending balance		¥ 52,278		¥ 39,927

[1]	On 1 January 2019, CGB began to adopt IFRS 9. The cumulative effect of initial adoption of IFRS 9 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. As at 1 January 2019, The Group’s retained earnings were decreased by RMB2,857 million and reserves were increased by RMB16 million. The Group’s equity as at 1 January 2019 was decreased by RMB2,841 million in total. On 1 January 2019, China Unicom began to adopt IFRS 16. The cumulative effect of initial adoption of IFRS 16 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. The Group’s retained earnings as at 1 January 2019 were decreased by RMB48 million.
[2]	The 2018 final dividend of RMB0.033 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 16 August 2019. The Company received a cash dividend of RMB284 million.
[3]	The 2018 final dividend of HKD0.073 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 16 May 2019. The Company received a cash dividend equivalent to RMB145 million. The 2019 interim dividend of HKD0.110 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 21 August 2019. The Company received a cash dividend equivalent to RMB224 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2019, the stock price of Sino-Ocean was HKD3.13 per share. As at 31 December 2018, the cumulative impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 31 December 2019. An impairment loss of RMB1.50 billion was recognised for this investment valued using the discounted future cash flow method for the year ended 31 December 2019. In the valuation, the Group separated the development property and investment property by considering the different future cash flow features. The discount rates applied in the valuation were 10% and 8% for development property and investment property, respectively.
[4]	The 2018 final dividend of RMB0.0533 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 8 May 2019. The Company received a cash dividend of RMB170 million. As at 31 December 2019, China Unicom’s share price is RMB5.89 per share.
[5]	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.